ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 23.7%
	ASSET MANAGEMENT - 0.9%
3,300	Blackstone, Inc.	$ 493,614

	BANKING - 1.6%
3,000	JPMorgan Chase & Company	869,730

	CHEMICALS - 1.1%
2,200	Ecolab, Inc.	592,768

	DIVERSIFIED INDUSTRIALS - 1.0%
2,200	Illinois Tool Works, Inc.	543,950

	ENGINEERING & CONSTRUCTION - 1.0%
1,500	Quanta Services, Inc.	567,120

	HEALTH CARE FACILITIES & SERVICES - 0.6%
1,000	UnitedHealth Group, Inc.	311,970

	INSTITUTIONAL FINANCIAL SERVICES - 3.7%
2,900	Goldman Sachs Group, Inc. (The)	2,052,475

	INSURANCE - 2.7%
3,100	Berkshire Hathaway, Inc., Class B(a)	1,505,887

	INTERNET MEDIA & SERVICES - 3.9%
1,600	Netflix, Inc.(a)	2,142,608

	RETAIL - CONSUMER STAPLES - 2.7%
1,500	Costco Wholesale Corporation	1,484,910

	SOFTWARE - 1.2%
1,400	Microsoft Corporation	696,374

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 23.7% (Continued)
	TECHNOLOGY SERVICES - 2.8%
4,300	Visa, Inc., Class A	$ 1,526,715

	TOBACCO & CANNABIS - 0.5%
4,600	Altria Group, Inc.	269,698

	TOTAL COMMON STOCKS (Cost $10,415,030)	13,057,819

	EXCHANGE-TRADED FUNDS — 60.4%
	EQUITY - 58.5%
44,100	Fidelity Momentum Factor ETF	3,345,426
45,000	Franklin International Core Dividend Tilt Index ETF	1,603,800
79,000	iShares Core Dividend ETF	3,975,280
35,400	iShares Morningstar Growth ETF	3,430,260
21,500	iShares MSCI Eurozone ETF	1,278,175
20,700	SPDR S&P 1500 Value Tilt ETF	3,977,505
7,600	SPDR S&P Health Care Services ETF	756,580
17,400	Technology Select Sector SPDR Fund	4,406,202
20,800	Vanguard Communication Services ETF	3,557,424
7,000	Vanguard Consumer Staples ETF	1,533,000
2,000	Vanguard Health Care ETF	496,680
2,800	Vanguard S&P 500 ETF	1,590,484
7,400	Vanguard Total Stock Market ETF	2,249,082
		32,199,898
	FIXED INCOME - 1.9%
20,000	Janus Henderson AAA CLO ETF	1,015,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,318,189)	33,214,898

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 16.0%
	MONEY MARKET FUNDS - 5.2%
2,837,944	First American Government Obligations Fund, Class X, 4.25% (b)			$ 2,837,944

Principal Amount ($)		Yield (%)	Maturity
	U.S. TREASURY BILLS - 10.8%
1,500,000	United States Treasury Bill	3.8200	07/10/25	1,498,431
4,500,000	United States Treasury Bill	4.2700	09/04/25	4,465,489
				5,963,920

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,801,912)			8,801,864

	TOTAL INVESTMENTS - 100.1% (Cost $48,535,131)			$ 55,074,581
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%			(44,873)
	NET ASSETS - 100.0%			$ 55,029,708

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.